                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-2151
                  --------------------------------------------

                          BANCROFT CONVERTIBLE FUND, INC.

-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               65 Madison Avenue, Morristown, New Jersey 07960-7308
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Thomas H. Dinsmore
                        Bancroft Convertible Fund, Inc.
                               65 Madison Avenue
                       Morristown, New Jersey 07960-7308
                     (Name and address of agent for service)

                                    Copy to:
                              Martha J. Hays, Esq.
                      Ballard Spahr Andrews & Ingersoll, LLP
                               1735 Market Street
                          Philadelphia, PA 19103-7599


        Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end:  October 31, 2003

Date of reporting period:  April 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.
[N-30D]
Bancroft Convertible Fund
[GRAPHIC OMITTED]
BANCROFT LOGO

2003 Semi-Annual Report
April 30, 2003

Bancroft Convertible Fund, Inc. (the "Fund") operates as a closed-end, diversified management investment company and invests primarily in convertible securities, with the objectives of providing income and the potential for capital appreciation -- which objectives the Fund considers to be relatively equal, over the long-term, due to the nature of the securities in which it invests.

                    Highlights

Performance through April 30, 2003 with dividends reinvested

                                              4 Months  1 Year   5 Years  10 Years
                                              --------  -------  -------  --------
Bancroft market value (a) ....................  8.20%     5.06%   20.56%  187.28%
Bancroft net asset value (b) .................  5.52     (1.56)   13.12   135.27
Closed-end Convertible Fund Average (b) ......  7.52     (4.97)    7.90   108.03
S&P 500 (a) ..................................  4.83    (13.31)  (11.54)  151.30
Russell 2000 (a) .............................  4.57    (20.75)  (11.35)   79.04(c)
Lehman Aggregate Bond Total Return Index (b) .  2.23     10.47    44.07   101.19


Performance data represent past results and do not reflect future performance.

(a) From Bloomberg L.P. pricing service.
(b) From Lipper, Inc. Closed-End Fund Performance Analysis,
    dated April 30, 2003.
(c) Simple appreciation of index.
--------------------------------------------------------------------------------

Quarterly History of NAV and Market Price

              Net Asset Values    Market Prices (AMEX, symbol BCV)
Qtr. Ended  High    Low    Close      High    Low    Close
---------- ------  ------  ------    ------  ------  ------
Jul. 02    $20.86  $18.02  $18.71    $19.50  $16.50  $17.04
Oct. 02     19.11   17.82   18.55     18.40   17.05   17.54
Jan. 03     19.21   17.58   18.80     19.20   17.53   18.41
Apr. 03     19.55   18.17   19.55     19.25   17.68   18.95

--------------------------------------------------------------------------------

Dividend Distributions (12 Months)

Record    Payment              Capital
 Date      Date      Income     Gains     Total
--------  --------   ------    -------    ------
 6/13/02   6/27/02   $0.180      ---      $0.180
 9/13/02   9/27/02    0.180      ---       0.180
11/29/02  12/27/02    0.231      ---       0.231
 3/14/03   3/28/03    0.180      ---       0.180
                     ------    -------    ------
                     $0.771      ---      $0.771
                     ======    =======    ======

TO OUR SHAREHOLDERS
  With the passage of a stimulative tax cut package and the upward movement of the stock market the economic slowdown of the past few years should be coming to an end. The decline in stock prices that began in March 2000 took the S&P 500 Index which was over 1500, to under 800 three times, the last in March 2003. Since then, the S&P 500 has moved up to near 1000. Historically, advances of this magnitude (roughly 25%) signal that a pick up in economic activity is near. If indeed the economy picks up as we expect, then the growth that should occur in corporate earnings should help the stock market to advance further. This may also signal the end of the rise in bond prices that we have seen since January 2000.
  Current economic conditions have affected the convertible securities markets. The low interest rate environment has reduced the rates paid on new issues of convertibles and, generally, the convertible market has become more interest rate sensitive and less equity sensitive. Since we believe that there is a significant probability of an interest rate rise as economic activity picks up, we have sought to reduce interest rate risk by buying convertibles that have relatively short maturities or that have "put" features that allow us to sell the bonds back to the issuer at a set price. We have also sought to increase the equity sensitivity of the portfolio by purchasing convertible issues known as "mandatories." These issues automatically convert to common stock upon maturity.
  A basic premise under which the Fund operates is that convertible securities can offer equity-like performance with less volatility over complete market cycles. As indicated on the chart on the facing Highlights page, the Fund's net asset and market values outperformed the Closed-end Convertible Fund average and the Russell 2000 Index for the one year, five year and ten year periods ended April 30, 2003. The Fund also outperformed the S&P 500 Index for the one year and five year periods ended April 30, 2003. We believe that past outperformance of these important indices and of our peer category, while no guarantee of future returns, is an historical validation of this premise.
  The Fund's website (www.bancroftfund.com) contains press releases, dividend information and daily net asset values. The Closed-End Fund Association (www.cefa.com), of which the Fund is a member, is another source of information on many closed-end funds.* Based upon data through May 31, 2003, Morningstar ** has continued to rate the Fund's performance at four stars (above average) overall as measured on the "Quicktake Report" on their website. In addition, shareholders who wish to obtain a copy of the most recent report on the Fund issued by Standard and Poor's should contact us.
  The results of the 2003 annual shareholders' meeting are shown in the Miscellaneous Notes section of this report. Thank you for your support.
  At its May meeting the Board of Directors declared a dividend of 16 cents per share. The dividend consists of undistributed net investment income. This dividend will be payable on June 27, 2003 to shareholders of record on June 13, 2003.

_/s/Thomas H. Dinsmore________
Thomas H. Dinsmore
Chairman of the Board

June 12, 2003

* The Closed-End Fund Association is solely responsible for the content of its website.
** Morningstar is a mutual fund analysis and statistical reporting service that reports on and rates most mutual funds. It is solely responsible for the content of its website.

Largest Investment Holdings by underlying common stock

                                                               Value       % Total
                                                              (Note 1)    Net Assets
                                                             -----------  ----------
Washington Mutual, Inc.......................................$ 2,576,250     2.8%
 A financial services company that provides a diversified
 line of products and services to consumers and small to
 mid-sized businesses.

Offshore Logistics, Inc......................................  2,317,500     2.5
 Provides helicopter transportation services to the offshore oil and gas industry. The Company offers transportation
 services in oil and gas producing regions around the world.

New York Community Bancorp, Inc..............................  2,292,500     2.5
 A holding company for New York Community Bank, a thrift,
 that operates through divisional banks in New York and New
 Jersey.

Commerce Bancorp, Inc........................................  2,207,500     2.4
 A multi-bank holding company with subsidiaries in New York,
 New Jersey, Delaware and Pennsylvania. The banks provide
 retail and commercial banking services and products.

Reinsurance Group of America, Inc............................  2,010,000     2.2
 An insurance holding company that is engaged in traditional life reinsurance in the United States, Canada and various
 international markets. The Company also provides reinsurance of asset-intensive products and financial reinsurance.

Travelers Property Casualty Corp.............................  1,940,000     2.1
 Provides a broad range of insurance products and services
 for the commercial and consumer markets.

Anixter International, Inc...................................  1,870,313     2.0
 Distributes communications and specialty wire and cable
 products. Also distributes wiring systems for voice, data,
 and video networks and electrical power applications.

Capital One Financial Corp...................................  1,849,000     2.0
 Through its subsidiaries, provides credit card products,
 certain consumer lending, and deposit services.

Johnson & Johnson............................................  1,590,000     1.7
 Manufactures health care products and provides related
 services for the consumer, pharmaceutical, and medical
 devices and diagnostics markets.
 (exchangeable from Alza Corp. 0% due 2020)

Affiliated Computer Services, Inc............................  1,578,000     1.7
 Provides a variety of business services including business
 process outsourcing, electronic commerce, technology
 outsourcing, and professional and systems integration
 services.
                                                             -----------  ----------
Total........................................................$20,230,763     21.9%
                                                             ===========  ==========

Major Industry Exposure
                              % Total
                             Net Assets
                             ----------
Financial & Insurance......     11.0%
Banking/Savings & Loan.....     10.3
Retail.....................      8.4
Energy.....................      8.2
Technology.................      8.0
Pharmaceuticals............      7.6
Aerospace & Defense........      5.9
Health Care................      5.2
Entertainment..............      4.2
Telecommunications.........      3.8
                             ----------
Total......................     72.6%
                             ==========


Major Portfolio Changes
Six months ended April 30, 2003

ADDITIONS                                  REDUCTIONS
British Sky Broadcasting Group plc         American Express Company
(exchangeable from News Corp.              (exchangeable from Exchange
 Finance Trust II)                          Certificates Corp.)

The Chubb Corp.                            British Sky Broadcasting Group plc
                                            (exchangeable from News Corp.
Commerce Bancorp, Inc.                       Finance Trust II)
 (exchangeable from Commerce
  Capital Trust II)                        GATX Corp.

General Mills, Inc.                        General Electric Corp.
                                            (exchangeable from Credit Suisse
New York Community Bancorp, Inc.             First Boston Corp.)

Offshore Logistics, Inc.                   General Mills, Inc.

ONEOK, Inc.                                GenCorp, Inc.

Radio One, Inc.                            Lehman Brothers Holdings, Inc.
                                            (based on the value of the 10 Uncommon
Robbins & Myers, Inc.                        Values Index)

Siebel Systems, Inc.                       Microsoft Corp.
                                           (exchangeable from Credit Suisse
State Street Corp.                          First Boston Corp.)

Teva Pharmaceuticals Ltd.                  Telecom Corp. of New Zealand
 (exchangeable from Teva Pharm.             (exchangeable from Bell Atlantic
  Finance B.V.)                              Financial Services, Inc.)

Travelers Property Casualty Corp.          Telecom Italia S.p.A
                                            (exchangeable from Tecnost
Verizon Communications, Inc.                 International, N.V.)
(exchangeable from The Goldman Sachs
 Group, Inc.)

Statement of Assets and Liabilities (unaudited)
                                                                April 30, 2003
                                                                --------------

Assets:
 Investments at value
     (Cost $92,555,676)(Note 1)...............................  $91,730,631
 Cash.........................................................      101,862
 Dividends and interest receivable............................      541,224
 Other assets.................................................       39,014
                                                                -----------
 Total assets.................................................   92,412,731
                                                                -----------
Liabilities:
 Accrued management fee(Note 2)...............................        8,547
 Accrued expenses.............................................       10,213
                                                                -----------
 Total liabilities............................................       18,760
                                                                -----------
Net Assets....................................................  $92,393,971
                                                                ===========
Net assets consist of:
 Undistributed net investment income..........................  $   415,707
 Accumulated net realized loss from investment transactions...   (8,600,241)
 Unrealized depreciation on investments.......................     (825,045)
 Capital shares (Note 3)......................................       47,255
 Additional paid-in capital...................................  101,356,295
                                                                -----------
Net Assets....................................................  $92,393,971
                                                                ===========
Net asset value per share ($92,393,971/4,725,858
    outstanding shares).......................................  $     19.55
                                                                ===========

Statement of Operations (unaudited)
Six Months Ended April 30, 2003
Investment Income (Note 1):
 Interest.....................................................  $   915,816
 Dividends....................................................      896,729
                                                                -----------
   Total Income...............................................    1,812,545
                                                                -----------
Expenses (Note 2):
 Management fee...............................................      331,292
 Custodian....................................................       11,453
 Transfer agent...............................................       15,524
 Professional fees............................................       42,863
 Directors' fees..............................................       53,100
 Reports to shareholders......................................       22,755
 Treasurer's office...........................................       12,500
 Other........................................................       37,668
                                                                -----------
    Total Expenses............................................      527,155
                                                                -----------
Net Investment Income.........................................    1,285,390
                                                                -----------
Realized and Unrealized Gain on Investments:
 Net realized loss from investment transactions...............     (793,963)
 Net unrealized appreciation of investments...................    6,188,006
                                                                -----------
 Net gain on investments......................................    5,394,043
                                                                -----------
Net Increase in Net Assets Resulting from Operations..........  $ 6,679,433
                                                                ===========

                See accompanying notes to financial statements.

Statement of Changes in Net Assets
                                                              Six Months       Year Ended
                                                                Ended         October 31,
                                                           April 30, 2003(a)      2002
                                                           -----------------  -------------
Change in net assets from operations:
  Net investment income...................................... $ 1,285,390     $ 3,705,894
  Net realized loss from investment transactions.............    (793,963)     (5,477,832)
  Net change in appreciation of investments..................   6,188,006      (3,974,229)
                                                              -----------     -----------
     Net change in net assets resulting from operations......   6,679,433      (5,746,167)
                                                              -----------     -----------
Dividends to shareholders from:
  Net investment income......................................  (1,932,767)     (4,381,151)
                                                              -----------     -----------

Capital share transactions (Note 3)..........................     742,900       1,168,112
                                                              -----------     -----------
Change in net assets.........................................   5,489,566      (8,959,206)
                                                              -----------     -----------
Net assets at beginning of period............................  86,904,405      95,863,611
                                                              -----------     -----------
Net assets at end of period (including undistributed net
  investment income of $415,707 and $1,077,927, respectively) $92,393,971     $86,904,405
                                                              ===========     ===========

Financial Highlights
Selected data for a share of common stock outstanding:

                                     Six Months
                                       Ended              Years Ended October 31,
                                      April 30,  ------------------------------------------
                                       2003(a)     2002     2001     2000     1999    1998
                                     ----------  -------  ------- -------- -------- -------
Operating Performance:
Net asset value, beginning of period.    $18.55   $20.72   $27.09   $27.35   $26.89  $30.48
                                        -------  -------  ------- -------- -------- -------
Net investment income................      0.27     0.79     1.07     1.04     0.78    0.87
Net realized and unrealized gain
 (loss)..............................      1.14    (2.02)   (3.23)    2.29     3.40   (0.01)
                                        -------  -------  ------- -------- -------- -------
  Total from investment operations...      1.41    (1.23)   (2.16)    3.33     4.18   (0.86)
Less Distributions:
Dividends from net investment income.     (0.41)   (0.94)   (1.11)   (0.80)   (0.78)  (0.88)
Distributions from realized gains....       ---      ---    (3.10)   (2.90)   (2.94)  (3.57)
                                        -------  -------  ------- -------- -------- -------
  Total distributions................     (0.41)   (0.94)   (4.21)   (3.70)   (3.72)  (4.45)
Capital share repurchases............       ---      ---      ---     0.11      ---     ---
                                        -------  -------  ------- -------- -------- -------
Net asset value, end of period.......    $19.55   $18.55   $20.72   $27.09   $27.35  $26.89
                                        =======  =======  ======= ======== ======== =======
Market value, end of period..........    $18.95   $17.54   $18.75   $22.63   $22.25  $26.75

Total Net Asset Value Return (%)(b)..      7.71    (6.29)   (8.68)   13.62    16.36    3.16
Total Investment Return (%)(c).......     10.50    (1.82)    1.31    20.63    (2.96)  18.17

Ratios/Supplemental Data:
Net assets, end of period
 (in thousands)......................   $92,394  $86,904  $95,864 $111,336 $103,791 $93,433
Ratio of expenses to average net
 assets (%)..........................       1.2(d)   1.2      1.1      1.1      1.1     1.1
Ratio of net investment income to
  average net assets (%).............       2.9(d)   4.0      4.9      3.8      3.0     3.1
Portfolio turnover rate (%)..........        39       78       83       93       72      55

(a)Unaudited.
(b)Assumes valuation of the Fund's shares, and reinvestment of dividends, at net asset values.
(c)Assumes valuation of the Fund's shares at market price and reinvestment of dividends at actual reinvestment price.
(d)Annualized.

                   See accompanying notes to financial statements.

Portfolio of Investments April 30, 2003 (unaudited)

Principal
 Amount                                                                                      Value
or Shares                                                                                   (Note 1)
----------                                                                                 -----------
               ADVERTISING -- 3.3%
$1,550,000     The Interpublic Group Cos., Inc. 1.80% 2004 cv. sub. notes (NR).............$ 1,470,563
 1,600,000     WPP Group plc 3% 2005 cv. sub. notes (Baa2).................................  1,564,000
                                                                                           -----------
                                                                                             3,034,563
                                                                                           -----------
               AEROSPACE & DEFENSE -- 5.9%
 1,500,000     The Goldman Sachs Group, Inc. 1.00% 2009 exch. equity-linked notes * (Aa3)
               (exch. for General Dynamics Corp. common stock).............................  1,348,995
   750,000     L-3 Communications Holdings, Inc. 5.25% 2009 cv. sr. sub. notes 144A (Ba3)..    914,063
   450,000     L-3 Communications Holdings, Inc. 5.25% 2009 cv. sr. sub. notes (Ba3).......    548,438
    15,000 shs Northrop Grumman Corp. 7.25% equity units *,** (NR).........................  1,533,750
    20,000 shs RC Trust I 8.25% equity security units *,** (BB)
               (exch. for Raytheon Co. class B common stock)...............................  1,076,000
                                                                                           -----------
                                                                                             5,421,246
                                                                                           -----------
               AUTOMOTIVE -- 3.2%
    20,000 shs Ford Motor Co. Capital Trust II 6.50% cv. pfd. (Baa2)
               (exch. for Ford Motor Co. common stock).....................................    875,000
    40,500 shs General Motors Corp. series B cv. sr. deb. (A3).............................    962,685
 2,500,000     Lear Corp. 0% 2022 cv. sr. notes 144A (Ba1).................................  1,148,438
                                                                                           -----------
                                                                                             2,986,123
                                                                                           -----------
               BANKING/SAVINGS & LOAN -- 10.3%
    20,000 shs Commerce Capital Trust II 5.95% cv. trust pfd. 144A (Baa1)
               (exch. for Commerce Bancorp, Inc. common stock).............................  1,103,750
    20,000 shs Commerce Capital Trust II 5.95% cv. trust pfd. (Baa1)
               (exch. for Commerce Bancorp, Inc. common stock).............................  1,103,750
    40,000 shs National Australia Bank Ltd. 7.875% exch. capital units (NR)................  1,460,000
    40,000 shs New York Community Bancorp, Inc. 6% BONUSES units (Ba1).....................  2,292,200
     5,000 shs State Street Corp. 6.75% treasury backed ACES ** (NR).......................    948,125
    35,000 shs Washington Mutual Capital Trust PIERS units 144A (Baa1)
               (exch. for Washington Mutual, Inc. common stock)............................  2,003,750
    10,000 shs Washington Mutual Capital Trust PIERS units (Baa1)
               (exch. for Washington Mutual, Inc. common stock)............................    572,500
                                                                                           -----------
                                                                                             9,484,075
                                                                                           -----------
               CABLE -- 1.6%
 1,000,000     Charter Communications, Inc. 5.75% 2005 cv. sr. notes (Ca)..................    425,000
    42,500 shs Equity Securities Trust II 6.25% ** (NR)
               (exch. for Cablevision Systems Corp. common stock)..........................  1,065,688
                                                                                           -----------
                                                                                             1,490,688
                                                                                           -----------
               CONSUMER GOODS -- 1.3%
    16,300 shs Newell Financial Trust I 5.25%  (Baa2)
               (exch. for Newell Rubbermaid, Inc. common stock)............................    788,676
                                                                                           -----------

               DATA-PROCESSING SERVICES -- 1.3%
   965,000     The BISYS Group, Inc. 4% 2006 cv. sub. notes 144A (NR)......................    946,906
   285,000     The BISYS Group, Inc. 4% 2006 cv. sub. notes (NR)...........................    279,656
                                                                                           -----------
                                                                                             1,226,562
                                                                                           -----------

Portfolio of Investments April 30, 2003 (continued)

Principal
 Amount                                                                                      Value
or Shares                                                                                   (Note 1)
----------                                                                                 -----------
               ENERGY -- 8.2%
$  500,000     Devon Energy Corp. 4.90% 2008 cv. sub. deb. * (Baa2)
               (conv. into ChevronTexaco Corp. common stock)...............................$   510,000
 1,000,000     Devon Energy Corp. 4.95% 2008 cv. sub. deb. * (Baa2)
               (conv. into ChevronTexaco Corp. common stock)...............................  1,022,500
 1,300,000     Kerr-McGee Corp. 5.25% 2010 cv. sub. deb. (Baa2)............................  1,394,965
    30,000 shs Kerr-McGee Corp. 5.50% 2004 DECS ** (Baa2)
               (exch. for Devon Energy Corp. common stock).................................  1,272,600
 2,250,000     Offshore Logistics, Inc. 6% 2003 cv. sub. notes (B2)........................  2,317,500
    37,500 shs ONEOK, Inc. 8.50% equity units *,** (Baa1)..................................  1,027,125
                                                                                           -----------
                                                                                             7,544,690
                                                                                           -----------
               ENTERTAINMENT -- 4.2%
    22,500 shs Emmis Communications Corp. 6.25% series A cum.cv. pfd. (Caa1)...............    939,375
 2,500,000     News America, Inc. 0% 2021 LYONs 144A (Baa3)
               (exch. for ADSs representing The News Corp. Limited common stock)...........  1,362,500
     1,500 shs Radio One, Inc. 6.50% HIGH TIDES (B3).......................................  1,540,125
                                                                                           -----------
                                                                                             3,842,000
                                                                                           -----------
               FINANCIAL & INSURANCE -- 11.0%
    50,000 shs Capital One Financial Corp. 6.25% Upper DECS *,** (Baa3)....................  1,849,000
    40,000 shs The Chubb Corp. 7% equity units *,** (NR)...................................    964,000
    40,000 shs Platinum Underwriters Holdings, Ltd. 7% equity security units *,** (NR).....  1,153,200
    40,000 shs Reinsurance Group of America, Inc. 5.75% PIERS (Baa2).......................  2,010,000
 1,000,000     Swiss Re America Holding Corp. 3.25% 2021 euro. sub. cv. bonds 144A  (Aa1)
               (conv. into Swiss Reinsurance Company common stock).........................    928,200
    80,000 shs Travelers Property Casualty Corp. 4.50% 2032 cv. jr. sub. notes (A3)........  1,940,000
 1,500,000     XL Capital, Ltd. 0% 2021 cv. deb. 144A * (A1)...............................    963,375
   500,000     XL Capital, Ltd. 0% 2021 cv. deb. * (A1)....................................    321,125
                                                                                           -----------
                                                                                            10,128,900
                                                                                           -----------
               HEALTH CARE -- 5.2%
   750,000     AmerisourceBergen Corp. 5% 2007 cv. sub. notes 144A (Ba3)...................    988,463
 1,000,000     Community Health Systems, Inc. 4.25% 2008 cv. sub. notes (B3)...............    987,600
   500,000     LifePoint Hospitals, Inc. 4.50% 2009 cv. sub. notes 144A (B3)...............    469,375
   500,000     LifePoint Hospitals, Inc. 4.50% 2009 cv. sub. notes (B3)....................    469,375
 1,000,000     Province Healthcare Company 4.25% 2008 cv. sub. notes 144A (B3).............    870,000
   600,000     Sunrise Assisted Living, Inc. 5.25% 2009 cv. sub. notes 144A (B1)...........    636,375
   400,000     Sunrise Assisted Living, Inc. 5.25% 2009 cv. sub. notes (B1)................    424,250
                                                                                           -----------
                                                                                             4,845,438
                                                                                           -----------
               OFFICE EQUIPMENT -- 1.3%
 1,250,000     IOS Capital, LLC 5% 2007 cv. sub. notes 144A (Baa3)
               (exch. for IKON Office Solutions, Inc. common stock)........................  1,205,625
                                                                                           -----------
               PAPER & PAPER PRODUCTS -- 1.3%
    25,000 shs Temple-Inland, Inc. 7.50% Upper DECS *,** (Baa3)............................  1,157,500
                                                                                           -----------

Portfolio of Investments April 30, 2003 (continued)

Principal
 Amount                                                                                      Value
or Shares                                                                                   (Note 1)
----------                                                                                 -----------
               PHARMACEUTICALS -- 7.6%
$2,000,000     Alza Corp. 0% 2020 cv. sub. deb. (Aa1)
               (exch. for Johnson & Johnson common stock)..................................$ 1,590,000
   750,000     Cephalon, Inc. 2.50% 2006 cv. sub. notes 144A (NR)..........................    695,625
   750,000     Cephalon, Inc. 2.50% 2006 cv. sub. notes (NR)...............................    695,625
   500,000     Gilead Sciences, Inc. 2% 2007 cv. sr. notes 144A (NR).......................    609,063
 1,500,000     Ivax Corp. 5.50% 2007 cv. sr. sub. notes (NR)...............................  1,509,375
   800,000     Sepracor, Inc. 7% 2005 cv. sub. deb. 144A (CCC+)............................    761,000
 1,000,000     Teva Pharmaceutical Finance B.V. 0.75% 2021 cv. sub. deb. (BBB-)
               (exch. for Teva Pharmaceuticals Industries Ltd. ADRs).......................  1,202,500
                                                                                           -----------
                                                                                             7,063,188
                                                                                           -----------
               RETAIL -- 8.4%
 1,028,000     Barnes & Noble, Inc. 5.25% 2009 cv. sub. notes (Ba3)........................  1,016,435
   500,000     Brinker International, Inc. 0% 2021 cv. sr. deb. 144A (Baa2)................    346,400
   750,000     Brinker International, Inc. 0% 2021 cv. sr. deb. (Baa2).....................    519,600
 1,500,000     Charming Shoppes, Inc. 4.75% 2012 sr. cv. notes 144A (B2)...................  1,331,250
   250,000     Charming Shoppes, Inc. 4.75% 2012 sr. cv. notes (B2)........................    221,875
 1,750,000     Costco Wholesale Corp. 0% 2017 cv. sub. notes (A3)..........................  1,415,313
 1,225,000     Duane Reade, Inc. 2.148% 2022 cv. sr. notes 144A (Ba3)......................    604,844
   525,000     Duane Reade, Inc. 2.148% 2022 cv. sr. notes (Ba3)...........................    259,219
   850,000     School Specialty, Inc. 6% 2008 cv. sub. notes 144A (B+).....................    841,305
   250,000     School Specialty, Inc. 6% 2008 cv. sub. notes (B+)..........................    247,443
   500,000     Skechers U.S.A., Inc. 4.50% 2007 cv. bonds 144A (NR)........................    427,500
    15,000 shs Toys "R" Us, Inc. 6.25% equity securities units *,** (NR)...................    512,550
                                                                                           -----------
                                                                                             7,743,734
                                                                                           -----------
               TECHNOLOGY -- 8.0%
   250,000     Affiliated Computer Services, Inc. 3.50% 2006 cv. sub. notes 144A (Baa2)....    315,600
 1,000,000     Affiliated Computer Services, Inc. 3.50% 2006 cv. sub. notes (Baa2).........  1,262,400
 1,250,000     Analog Devices, Inc. 4.75% 2005 cv. sub. notes 144A (Baa1)..................  1,270,313
   500,000     Hutchinson Technology, Inc. 2.25% 2010 cv. sub. notes 144A (NR).............    547,751
   500,000     LSI Logic Corp. 4.25% 2004 cv. sub. notes (Ba3).............................    495,000
   500,000     Kulicke & Soffa Industries, Inc. 4.75% 2006 cv. sub. notes (B3).............    340,000
 1,500,000     STMicroelectronics N.V. 0% 2009 LYONs (Baa1)................................  1,343,438
   500,000     Sanmina Corp. 4.25% 2004 cv. sub. notes (B1)................................    495,000
 1,300,000     Siebel Systems, Inc. 5.50% 2006 cv. sub. notes (B+).........................  1,313,000
                                                                                           -----------
                                                                                             7,382,502
                                                                                           -----------
               TELECOMMUNICATIONS -- 3.8%
 4,000,000     Anixter International, Inc. 0% 2020 LYONs 144A (Ba3)........................  1,312,500
 1,700,000     Anixter International, Inc. 0% 2020 LYONs (Ba3).............................    557,813
    27,700 shs The Goldman Sachs Group, Inc. 7.30% mandatory exchangeable notes ** (NR)
               (exch. for Verizon Communications, Inc. common stock).......................  1,037,587
   500,000     UTStarcom, Inc. 0.875% 2008 cv. notes 144A (NR).............................    577,813
                                                                                           -----------
                                                                                             3,485,713
                                                                                           -----------
               TRANSPORTATION -- 1.8%
 1,000,000     Continental Airlines, Inc. 4.50% 2007 cv. notes (Caa2)......................    608,000
 1,000,000     United Parcel Service, Inc. 1.75% 2007 cash-settled cv. sr. notes (Aaa).....  1,031,875
                                                                                           -----------
                                                                                             1,639,875
                                                                                           -----------

Portfolio of Investments April 30, 2003 (continued)

Principal
 Amount                                                                                      Value
or Shares                                                                                   (Note 1)
----------                                                                                 -----------
               UTILITIES -- 2.2%
    25,000 shs American Electric Power Co., Inc. 9.25% equity units *,** (Baa3)............$ 1,037,250
    40,000 shs DTE Energy Co. 8.75% equity security units *,** (Baa2)......................  1,012,000
                                                                                           -----------
                                                                                             2,049,250
                                                                                           -----------
               SHORT-TERM SECURITIES -- 10.0%
$9,200,000     American Express Credit Corp. (P1)
               (1.25% maturing 5/2/03).....................................................  9,199,042
    11,000     U.S. Treasury notes 3.375% 4/30/04 # (Aaa)..................................     11,241
                                                                                           -----------
                                                                                             9,210,283
                                                                                           -----------

               Total Convertible Bonds and Notes - 53.3%................................... 49,282,162
               Total Convertible Preferred Stocks - 19.0%.................................. 17,591,811
               Total Mandatory Convertible Securities - 17.0%.............................. 15,646,375
               Total Short-Term Securities - 10.0%.........................................  9,210,283
                                                                                           -----------
               Total Investments - 99.3%................................................... 91,730,631

               Other assets and liabilities, net - 0.7%....................................    663,340
                                                                                           -----------
               Total Net Assets - 100.0%...................................................$92,393,971
                                                                                           ===========

* Contingent payment debt instrument which accrues contingent interest income. See Note 1(b).
**  Mandatory convertible. See Note 1(e).
#   Collateral for a letter of credit.


ACES           Automatic Convertible Equity Securities.
ADRs           American Depositary Receipts.
ADSs           American Depositary Shares.
BONUSES        Bifurcated Option Note Unit Securities.
DECS           Debt Exchangeable for Common Stock.
HIGH TIDES     Remarketable Term Income Deferrable Equity Securities.
LYONs          Liquid Yield Option Notes.
PIERS          Preferred Income Equity Redeemable Securities.

Ratings in parentheses by Moody's Investors Service, Inc. or Standard & Poor's, a division of McGraw-Hill Companies. NR is used whenever a rating is unavailable.

The cost of investments for federal income tax purposes is $92,555,676 resulting in gross unrealized appreciation and depreciation of $3,176,045 and $4,001,090, respectively, or net unrealized depreciation of $825,045 on a tax cost basis.

            See accompanying notes to financial statements.

Notes to Financial Statements (unaudited)
1.  Significant Accounting Policies
Bancroft Convertible Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, closed-end management investment company. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

(a)  Security Valuation
Investments in securities traded on a national securities exchange are valued at market using the last reported sales price as of the close of regular trading. Securities traded in the over-the-counter market and listed securities for which no sales were reported are valued at the mean between reported bid and asked prices as of the close of regular trading. Where no closing prices are available, value is determined by management, with the approval of the Board of Directors.

(b)  Securities Transactions and Related Investment Income
Security transactions are accounted for on the trade date (date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis, including accretion of discounts and amortization of non-equity premium. For certain securities, known as "contingent payment debt instruments," Federal tax regulations require the Fund to record non-cash, "contingent" interest income in addition to interest income actually received. Contingent interest income amounted to 4 cents per share for the six months ended April 30, 2003.

(c)  Federal Income Taxes
It is the policy of the Fund to distribute substantially all of its taxable income within the prescribed time and to otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income or excise taxes is believed necessary. The Fund has capital loss carryovers of approximately $2,328,000 and $5,478,000 available to offset any future net capital gains which will expire on October 31, 2009 and October 31, 2010, respectively.

(d)  Dividends and Distributions to Shareholders
The liability for dividends and distributions payable is recorded on the ex-dividend date.

(e)  Market Risk
It is the Fund's policy, under normal circumstances, to invest at least 80% of its assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Fund's investments, known as Mandatory Convertible Securities, include features which render them more sensitive to price changes in their underlying securities. Thus they expose the Fund to greater downside risk than traditional convertible securities, but still less than that of the underlying common stock. At April 30, 2003, the market value of such securities was $15,646,375, representing 17% of net assets.

2.  Management Fee and Other Transactions with Affiliates
The management fee is paid to the investment adviser, Davis-Dinsmore Management Company (the "Adviser"). The contract provides for payment of a monthly advisory fee, computed at an annual rate of 3/4 of 1% of the first $100,000,000 and 1/2 of 1% of the excess over $100,000,000 of the Fund's net asset value in such month.

The Adviser invests the Fund's asets, furnishes office equipment and facilities, and pays the salaries of all executive officers of the Fund, except that the costs associated with personnel and certain non-personnel expenses of the office of the Treasurer, up to a maximum of $25,000 a year, are reimbursed by the Fund. Such reimbursements amounted to $12,500 for the six months ended April 30, 2003. The officers of the Fund are also directors, officers or employees of the Adviser, and are compensated by the Adviser.

3.  Portfolio Activity
At April 30, 2003 there were 4,725,858 shares of $.01 par value common stock outstanding, (9,000,000 shares authorized). During the six months ended April 30, 2003, 41,388 shares were issued in connection with reinvestment of dividends from net investment income, resulting in an increase in paid-in capital of $742,900.

Purchases and sales of investments, exclusive of corporate short-term notes, aggregated $31,909,111 and $37,970,671, respectively, for the six months ended April 30, 2003.

A distribution of $0.16 per share from net investment income was declared on May 15, 2003, payable June 27, 2003 to shareholders of record at the close of business June 13, 2003.

Miscellaneous Notes

Results of the 2003 Annual Shareholders Meeting

The results of the shareholder vote at the Annual Meeting of Shareholders held on February 10, 2003 were:

1. All directors nominated by management were elected for terms expiring in 2006.
                        Shares voted for  Shares withheld
                        ----------------  ---------------
William A. Benton          4,115,374         57,676
Elizabeth C. Bogan, Ph.D.  4,118,311         54,739
George R. Lieberman        4,111,826         61,224

2. The Audit Committee's appointment of PricewaterhouseCoopers LLP as independent accountants was ratified with 4,095,917 shares voted for,
40,526 shares voted against and 36,607 shares abstaining.
------------------------------------------------------------------------------
Visit us on the Internet at www.bancroftfund.com. The site provides information about the Fund including daily net asset values (NAV), historical dividends and press releases, as well as information about Davis-Dinsmore Management Company, the Fund's adviser. In addition you can send email to us at info@bancroftfund.com.
------------------------------------------------------------------------------
The Fund is a member of the Closed-End Fund Association (CEFA). The group's website address is www.cefa.com. CEFA is solely responsible for the content of its website.
------------------------------------------------------------------------------
Pursuant to Section 23 of the Investment Company Act of 1940, notice is hereby given that the Fund may, in the future, purchase shares of Bancroft Convertible Fund, Inc. Common Stock from time to time, at such times, and in such amounts, as may be deemed advantageous to the Fund. Nothing herein shall be considered a commitment to purchase such shares.

Board of Directors
GORDON F. AHALT            Petroleum Consultant
WILLIAM A. BENTON          Retired Stock Exchange Specialist
ELIZABETH C. BOGAN, PH.D.  Senior Lecturer in Economics at Princeton
                           University
THOMAS H. DINSMORE, C.F.A. Chairman of the Board of the Fund
DONALD M. HALSTED, JR.     Investor
GEORGE R. LIEBERMAN        Retired Advertising Executive
DUNCAN O. MCKEE            Retired Attorney
JANE D. O'KEEFFE           President of the Fund
NICOLAS W. PLATT           Public Relations Executive

Officers
THOMAS H. DINSMORE         Chief Executive Officer
JANE D. O'KEEFFE           President
GARY I. LEVINE             Vice President, Treasurer and Chief Financial
                           Officer
H. TUCKER LAKE             Vice President
GERMAINE M. ORTIZ          Vice President
SIGMUND LEVINE             Secretary
JOSHUA P. LAKE             Assistant Treasurer and Assistant Secretary
MERCEDES A. PIERRE         Assistant Treasurer
--------------------------------------------------------------------------------
Internet
www.bancroftfund.com
email: info@bancroftfund.com

Investment Adviser
Davis-Dinsmore Management Company
65 Madison Avenue, Morristown, NJ 07960-7308
(973)631-1177

Shareholder Services and Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
New York, NY 10038
(800) 937-5449
www.amstock.com

Common Stock Listing
American Stock Exchange Symbol: BCV

BANCROFT CONVERTIBLE FUND, INC.
65 MADISON AVENUE, SUITE 550
MORRISTOWN, NEW JERSEY 07960
www.bancroftfund.com

[GRAPHIC OMITTED]
AMERICAN STOCK EXCHANGE LOGO

[GRAPHIC OMITTED]
RECYCLE GRAPHIC
Printed on recycled paper

ITEM 2. CODE OF ETHICS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 6. [RESERVED BY SEC FOR FUTURE USE.]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 8. [RESERVED BY SEC FOR FUTURE USE.]

ITEM 9. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures

(a) As of June 20, 2003, an evaluation was performed under the supervision and with the participation of the officers of Bancroft Convertible Fund, Inc. (the "Company"), including the principal executive officer ("PEO") and principal financial officer ("PFO"), of the effectiveness of the Company's disclosure controls and procedures. Based on that evaluation, the Company's officers, including the PEO and PFO, concluded that, as of June 20, 2003, the Company's disclosure controls and procedures were reasonably designed so as to ensure that material information relating to the Company is made known to the PEO and PFO.

(b) There have been no significant changes in the Company's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation and until the filing of this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) Form N-CSR disclosure requirement not yet effective with respect to the registrant.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

  Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bancroft Convertible Fund, Inc.

By: /s/Thomas H. Dinsmore
    Thomas H. Dinsmore
    Chairman of the Board
    (Principal Executive Officer)

Date: June 26, 2003

  Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Thomas H. Dinsmore
    Thomas H. Dinsmore
    Chairman of the Board
    (Principal Executive Officer)

Date: June 26, 2003

By: /s/Gary I. Levine
    Gary I. Levine
    Vice President and Treasurer
    (Principal Financial Officer)

Date: June 26, 2003